Document and Entity Information	Sep. 03, 2026
Document And Entity Information [Line Items]
Document Type	8-K12B
Document Period End Date	Sep. 03, 2026
Entity Registrant Name	Xtend AI Robotics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42538
Entity Tax Identification Number	38-4385227
Entity Address Address Line 1	5247 Crossroads Park Drive
Entity Address City Or Town	Tampa
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33610
City Area Code	813
Local Phone Number	621-8965
Entity Information Former Legal Or Registered Name	JFB Construction Holdings
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	XTND
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0002111860
Current Fiscal Year End Date	--12-31
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	1300 S. Dixie Highway
Entity Address Address Line 2	Suite B
Entity Address City Or Town	Lantana
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33462